As filed with the Securities and Exchange Commission on September 21, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05684

Alpine Equity Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2006 (Unaudited)
Alpine US Real Estate Equity Fund

Shares		Value
Real Estate Investment Trusts - 29.7%
	Lodging - 19.8%
244,000	Ashford Hospitality Trust	2,867,000
1,289,500	DiamondRock Hospitality Company
	(Cost $13,147,180, Acquired - Various Dates) (c)	20,722,265
562,800	DiamondRock Hospitality Company	9,044,196
625,100	Highland Hospitality Corporation	8,345,085
80,600	Strategic Hotel Cap, Inc.	1,607,970
550,000	Sunstone Hotel Investors, Inc.	15,598,000
		58,184,516
	Mortgage & Finance - 3.3%
375,600	Deerfield Triarc Capital Corp.	5,115,672
308,000	MortgageIT Holdings Inc.	4,499,880
		9,615,552
	Retail - 6.6%
63,000	Alexander's, Inc. (a)	17,241,840
98,400	The Mills Corp.	2,280,912
		19,522,752
	Total Real Estate Investment Trusts	87,322,820
Common Stocks - 79.2%
	Financial Services - 0.2%
20,000	Countrywide Financial Corporation	716,600
	Homebuilders -38.8%
676,600	Fleetwood Enterprises, Inc. (a)	4,817,392
405,100	Hovnanian Enterprises, Inc. - Class A (a)	11,095,689
280,000	KB HOME	11,905,600
380,800	Lennar Corporation - Class A	17,033,184
220,333	M.D.C. Holdings, Inc.	9,613,129
180,200	Meritage Homes Corporation (a)	6,986,354
193,700	Orleans Homebuilders, Inc.	2,678,871
400,000	Pulte Homes, Inc.	11,400,000
450,000	Standard Pacific Corp.	10,048,500
1,009,175	Technical Olympic USA, Inc.	12,049,549
639,600	Toll Brothers, Inc. (a)	16,354,572
		113,982,840
	Industrials - 0.4%
17,993	Verde Group LLC (a)	593,769
17,993	Verde Realty Master Limited Partnership (a)	593,769
		1,187,538
	Lodging - 30.1%
800,000	Cendant Corporation	12,008,000
525,675	Great Wolf Resorts, Inc. (a)	6,297,587
881,200	Hilton Hotels Corporation	21,087,116
1,466,360	Interstate Hotels & Resorts, Inc. (a)	14,575,618
475,300	Orient-Express Hotels Ltd. - Class A (b)	17,324,685
330,200	Starwood Hotels & Resorts Worldwide, Inc.	17,361,916
		88,654,922
	Retirement Community - 5.4%
545,000	Sunrise Senior Living, Inc. (a)	15,739,600
	Transportation - 4.3%
267,500	Florida East Coast Industries, Inc.	12,529,700
	Total Common Stocks	232,811,200
Principal
Amount		Value
Short-Term Investments - 0.0%
953	Fidelity Institutional Government Portfolio	$953
	Total Short Term Investments	953
	Total Investments (Cost $348,121,305) - 108.9%	320,134,973
	Liabilities, less Other Assets - (8.9)%	(26,102,819)
	TOTAL NET ASSETS - 100.0%	$294,032,154

(a)	Non-income producing securities
(b)	Foreign security which trades on U.S. exchange
(c)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Schedule of Investments
July 31, 2006 (Unaudited)
Alpine Realty Income & Growth Fund

Shares		Value
Real Estate Investment Trusts - 85.3%
	Apartments - 12.8%
136,900	Apartment Investment & Management Company - Class A	$6,583,521
220,600	Archstone-Smith Trust	11,574,882
218,000	BRE Properties, Inc.	12,783,520
46,900	Camden Property Trust	3,585,505
431,700	Equity Residential	20,078,367
69,000	Essex Property Trust, Inc.	8,079,210
106,900	Home Properties, Inc.	5,962,882
94,300	Mid-America Apartment Communities, Inc.	5,386,416
116,700	Post Properties, Inc.	5,602,767
631,000	United Dominion Realty Trust, Inc.	17,573,350
		97,210,420
	Diverse Financial Services - 2.2%
389,600	Entertainment Properties Trust	16,585,272
	Diversifed - 1.3%
671,500	Crombie Real Estate Investment Trust (b)	6,669,312
15,000	Crombie Real Estate Investment Trust	148,979
285,500	Spirit Finance Corp.	3,169,050
		9,987,341
	Diversified - 4.4%
319,900	Vornado Realty Trust	33,445,545
	Health Care - 4.3%
91,200	Health Care REIT, Inc.	3,300,528
592,600	Omega Healthcare Investors, Inc.	7,917,136
86,700	Senior Housing Properties Trust	1,611,753
566,700	Sunrise Senior Living Real Estate Investment Trust (b)	5,057,586
323,400	Sunrise Senior Living Real Estate Investment Trust	2,886,224
65,700	Universal Health Realty Income Trust	2,138,535
263,100	Ventas, Inc.	9,400,563
		32,312,325
	Lodging - 12.3%
1,226,000	DiamondRock Hospitality Company	19,701,820
739,300	FelCor Lodging Trust, Inc.	16,264,600
96,350	Hospitality Properties Trust	4,197,970
956,038	Host Hotels & Resorts Inc.	20,287,126
358,300	Innkeepers USA Trust	6,044,521
408,700	Strategic Hotels & Resorts, Inc.	8,153,565
648,500	Sunstone Hotel Investors, Inc.	18,391,460
		93,041,062
	Mortgage & Finance - 5.1%
199,700	Deerfield Triarc Capital Corp.	2,719,914
668,800	iStar Financial Inc.	26,591,488
176,900	JER Investors Trust Inc.	2,741,950
246,300	Newcastle Investment Corporation	6,327,447
		38,380,799
	Office - Industrial Buildings - 21.6%
263,300	Alexandria Real Estate Equities, Inc.	24,860,786
273,900	AMB Property Corporation	14,360,577
760,100	American Financial Realty Trust	8,801,958
334,400	Boston Properties, Inc.	32,838,080
316,916	Brandywine Realty Trust	10,027,222
324,883	Equity Office Properties Trust	12,316,315
46,600	Mack-Cali Realty Corporation	2,251,246
303,200	Maguire Properties, Inc.	11,342,712
373,500	ProLogis	20,673,225
582,200	Reckson Associates Realty Corporation	25,925,366
		163,397,487
	Retail Centers - 21.3%
403,700	CBL & Associates Properties, Inc.	15,808,892
406,526	Developers Diversified Realty Corporation	21,456,443
535,700	General Growth Properties, Inc.	24,449,348
414,000	Kimco Realty Corporation	16,245,360
305,500	The Macerich Company	22,225,125
903,157	The Mills Corp.	20,935,179
384,100	Simon Property Group, Inc.	32,852,073
164,500	Taubman Centers, Inc.	6,826,750
		160,799,170
	Total Real Estate Investment Trusts	645,159,421
Common Stocks - 12.6%
	Diversified - 0.4%
116,200	Macquarie Infrastructure Company Trust	2,980,530
	Homebuilders - 0.7%
56,800	Hovnanian Enterprises, Inc. - Class A (a)	1,555,752
165,400	Standard Pacific Corp.	3,693,382
		5,249,134
	Industrials - 0.3%
29,546	Verde Group LLC (a)	975,018
29,546	Verde Realty Master Limited Partnership (a)	975,018
		1,950,036
	Lodging - 8.0%
404,800	Hilton Hotels Corporation	9,686,864
340,800	Marriott International, Inc. - Class A	11,989,344
511,700	Red Lion Hotels Corp. (a)	4,968,607
646,200	Starwood Hotels & Resorts Worldwide, Inc.	33,977,196
		60,622,011
	Mortgae & Finance - 0.3%
110,600	Crystal River Capital, Inc. (a)	2,454,214
	Real Estate - 2.9%
187,000	First Potomac Realty Trust	5,290,230
164,200	Kilroy Realty Corp.	12,132,738
372,300	Northstar Realty Finance Corp.	4,489,938
		21,912,906
	Total Common Stocks	95,168,831

Preferred Stocks - 1.7%
	Apartments - 0.1%
37,700	Apartment Investment & Management Co., Series T, 8.000%	955,318
	Health Care - 0.1%
38,400	Omega Healthcare Investors, Inc., Series D, 8.375%	988,416
	Lodging - 0.7%
173,000	FelCor Lodging Trust, Inc. Series C, 8.000%	4,252,340
26,400	Winston Hotels, Inc., Series B, 8.000%	658,680
		4,911,020
	Mortgage & Finance - 0.1%
29,700	Anthracite Capital, Inc. Series C, 9.375%	765,369
	Office - Industrial Buildings - 0.7%
36,700	Digital Realty Trust, Inc. Series A, 8.500%	937,318
256,200	Prime Group Realty Trust, Series B, 9.000%	4,229,862
		5,167,180
	Total Preferred Stocks	12,787,303
Principal
Amount		Value
Short-Term Investments - 0.6%
4,341,222	Fidelity Institutional Government Portfolio	$4,341,222
	Total Short Term Investments	4,341,222
	Total Investments (Cost $581,840,449) - 100.2%	757,456,777
	Liabilities, less Other Assets - (0.2)%	(1,467,737)
	TOTAL NET ASSETS - 100.0%	$755,989,040

(a)	Non-income producing securities
(b)	Foreign security which trades on U.S. exchange

Schedule of Investments
July 31, 2006 (Unaudited)
Alpine International Real Estate Equity Fund

Shares		Value
Common Stocks - 99.0%
Asia - 29.8%
	Australia - 0.3%
250,000	Mirvac Group	$818,026
70,000	Westfield Group (a)	986,996
		1,805,022
	Hong Kong - 10.0%
14,830,000	Champion REIT (a)	7,290,752
30,000,000	Far East Consortium International Limited	12,663,767
4,800,000	The Hongkong & Shanghai Hotels, Limited	5,732,671
1,675,000	Hysan Development Company Limited	4,710,142
400,000	Kowloon Development Company Limited	743,353
17,756,000	Midland Holdings Limited	8,729,237
8,201,600	New World China Land Limited	3,187,670
7,000,000	Pacific Century Premium Developments Limited (a)	1,909,861
1,822,000	Shangri-La Asia Limited	3,747,080
8,000,000	Silver Grant International Industries Ltd.	2,048,853
8,000,000	Sino Land Company Limited	13,487,426
		64,250,812
	Indonesia - 0.1%
650,000	PT Jakarta International Hotels & Development Tbk (a)	34,399
15,000,000	PT Kawasan Industri Jababeka Tbk	214,995
5,775,000	PT Summarecon Agung Tbk	592,144
		841,538
	Japan - 6.6%
200,000	Daiwa House Industry Co., Ltd.	3,258,755
166,700	Diamond City Co., Ltd.	6,761,350
100,000	GOLDCREST Co., Ltd.	4,797,418
1,200,000	HASEKO Corporation (a)	4,082,167
296	Japan Retail Fund Investment Corporation	2,279,803
4,935	K.K. DaVinci Advisors (a)	4,110,886
395	Kenedix Realty Investment Corporation (a)	1,984,561
200,000	Mitsui Fudosan Co. Ltd.	4,247,896
1,505	Pacific Management	2,756,771
80,000	The Sankei Building Co., Ltd.	533,822
526	Secured Capital Jp	1,491,125
23,692	Sekisui House, Ltd.	335,608
68,700	Tachihi Enterprise Co., Ltd.	2,876,357
300,000	Urban Corporation	3,336,386
		42,852,905
	Malaysia - 0.6%
1,000,000	Eastern & Oriental Berhad	295,284
1,330,700	KLCC Property Holdings Berhad (a)	782,230
1,203,800	Landmarks Berhad	549,650
2,108,000	SP Setia Berhad	2,132,495
500,000	Sunway City Berhad	213,944
		3,973,603
	Philippines - 0.0%
13,625,000	SM Development Corporation	418,213

	Singapore - 7.5%
4,795,425	Ascendas Real Estate Investment Trust	5,892,342
13,725,000	Banyan Tree Holdings Ltd. (a)	8,084,524
10,500,000	Capitacommercial Trust (a)	12,569,275
995,000	City Developments Limited	5,640,340
2,695,000	Fortune Real Estate Investment Trust	2,098,369
17,999,600	Macquarie MEAG Prime REIT (a)	10,431,411
1,197,000	Raffles Holdings Limited	530,703
3,575,000	Suntec Real Estate Investment Trust (a)	2,830,383
		48,077,347
	Thailand - 4.3%
7,035,000	Amata Corporation Public Company Limited	2,935,895
1,965,000	Amata Corporation Public Compnay Limited	820,047
3,000,000	Asian Property Development Public Company Limited	217,116
9,342,300	Central Pattana Public Company Limited (a)	4,688,423
10,000,000	CPN Retail Growth Property Fund (a)	2,667,723
178,600	Dusit Thani Public Company Limited	280,684
16,307,700	The Erawan Group Public Company Limited (a)	2,076,152
3,930,000	Lalin Property Public Company Limited	471,268
30,000,000	Land and Houses Public Company Limited	5,507,123
5,000,000	M.K. Real Estate Development Public Company Limited	287,903
2,500,000	Major Cineplex Group Public Company Limited	1,069,731
13,666,666	Minor International Public Company Limited (a)	3,645,888
20,179,100	Quality House Public Company Limited (a)	586,292
4,040,000	Saha Pathana Inter-Holding Public Company Limited	2,235,552
		27,489,797
	United Arab Emirates - 0.4%
350,000	Kingdom Hotel Investments - GDR (a)	2,380,000
	Total Asia	192,089,246
Europe - 44.1%
	Finland - 2.9%
2,713,200	Citycon Oyj	13,170,201
469,000	Sponda Oyj	5,272,086
		18,442,287
	France - 9.2%
98,000	Accor SA	5,781,054
17,345	Affine	2,381,841
165,000	Club Mediterranee SA (a)	7,798,528
9,750,000	Euro Disney S.C.A. (a)	871,826
288,857	Kaufman & Broad S.A. (a)	16,146,827
126,636	Nexity (a)	7,253,536
55,919	Pierre & Vacances	6,428,785
72,937	Societe Immobiliere de Location pour l'Industrie et le Commerce	8,944,295
18,426	Unibail	3,419,981
		59,026,673
	Germany - 2.6%
115,722	DIC Asset AG	3,326,025
564,008	Vivacon AG (a)	13,523,108
		16,849,133
	Greece - 1.4%
75,000	Eurobank Properties Real Estate Investment Company (a)	1,435,159
168,539	Gek Group Of Cos SA	1,425,231
200,000	Hellenic Technodomiki Tev S.A.	1,987,635
200,000	J&P - Avax S.A.	1,364,264
770,380	Technical Olympic S.A.	3,129,386
		9,341,675
	Guernsey - 0.8%
141,000	Eurocastle Investment Limited (a)	5,403,403
	Italy - 0.8%
675,790	Risanamento S.p.A.	5,205,423
	Netherlands - 0.3%
775,000	Engel East Europe N.V. (a)	1,686,576
	Norway - 4.9%
1,158,600	Block Watne Gruppen ASA (a)	7,624,226
72,281	Home Invest ASA (a)	0
840,000	NorGani Hotels ASA (a)	8,052,644
1,943,000	Norwegian Property ASA (a)	15,785,198
		31,462,068
	Spain - 3.9%
280,000	Fadesa Inmobiliaria SA (a)	9,542,691
228,892	Inmobiliaria Urbis SA	7,505,567
300,000	NH Hoteles, S.A.	5,752,133
98,000	Riofisa SA(a)	2,606,356
		25,406,747
	Sweden - 3.0%
1,036,088	JM AB (a)	15,238,597
241,200	Skanska AB	3,781,797
		19,020,394
	United Kingdom - 14.3%
100,000	Barratt Developments plc	1,810,098
100,000	Bellway p.l.c	2,193,040
674,000	Brixton plc	6,310,920
1,845,000	Dawnay Day Carpathian PLC (a)	3,429,240
8,250,000	Dawnay, Day Treveria PLC (a)	12,461,838
110,000	Derwent Valley Holdings plc	3,466,460
142,791	Grainger Trust plc (a)	1,355,011
250,000	Hammerson plc	5,828,181
317,500	Helical Bar plc (a)	2,378,299
220,000	Land Securities Group plc	8,108,270
520,500	Millennium & Copthorne Hotels plc (a)	4,049,619
1,400,000	The Ottoman Fund Limited (a)	2,693,666
120,000	Persimmon plc (a)	2,869,258
200,000	Redrow plc	1,856,799
5,049,227	Regus Group Plc (a)	9,149,030
660,000	Shaftesbury plc	6,904,152
295,000	Slough Estates plc	3,659,051
125,000	St. Modwen Properties plc	1,133,063
5,700,000	Trinity Capital Plc (a)	9,210,207
170,059	Unite Group plc	1,317,542
60,000	Wilson Bowden plc	1,767,508
		91,951,252
	Total Europe	283,795,631
North & South America - 25.1%
	Argentina - 0.8%
8	IRSA Inversiones y Representaciones S.A. (a)	9
437,121	IRSA Inversiones y Representaciones S.A. - ADR (a)	5,066,233
		5,066,242
	Bermuda - 4.2%
750,000	Great Eagle Holdings	2,644,719
673,400	Orient-Express Hotels Ltd. - Class A (b)	24,545,430
		27,190,149
	Brazil - 2.3%
245,000	Abyara Planejamento Imobilia (a)	2,815,445
964,150	Company SA (a)	5,092,201
368,000	Cyrela Brazil Realty S.A.	4,990,117
15,000	Cyrela Brazil Realty S.A. - ADR (Acquired 09/21/2005, Cost $980,550) (b)	2,041,848
		14,939,611
	Canada - 2.7%
150,100	ClubLink Corporation	1,315,713
390,000	Crombie Real Estate Investment Trust (b)	3,873,465
39,400	Genesis Land Development Corp. (a)	191,482
1,128,900	Killam Properties (a)	2,394,062
237,700	Mainstreet Equity Corp. (a)	2,015,314
300,000	Mainstreet Equity Corp. (a)	2,543,519
300,000	Parkbridge Lifestyles Communities, Inc. (a)	1,391,711
250,000	Sunrise Senior Living Real Estate Investment Trust	2,231,157
150,000	Sunrise Senior Living Real Estate Investment Trust	1,338,694
		17,295,117
	Mexico - 4.6%
2,611,300	Corporacion GEO, S.A. de C.V. (a)	10,322,511
199,900	Desarrolladora Homex S.A. de C.V. - ADR (a)	7,396,300
1,399,583	Empresas ICA S.A. de C.V. (a)	4,402,566
8,900,600	Impulosra del Desarrollo Empleo en America Latina, S.A. de C.V. (a)	7,332,414
		29,453,791
	United States - 10.5%
12,000	Alexander's, Inc. (a)	3,284,160
400,000	Hilton Hotels Corporation	9,572,000
122,378	Host Hotels & Resorts Inc.	2,596,861
165,000	Hovnanian Enterprises, Inc. - Class A (a)	4,519,350
150,000	Lennar Corporation - Class A	6,709,500
296,800	Marriott International, Inc. - Class A	10,441,424
205,700	The Mills Corp.	4,768,126
180,600	Pulte Homes, Inc.	5,147,100
143,200	Standard Pacific Corp.	3,197,656
219,900	Starwood Hotels & Resorts Worldwide, Inc.	11,562,342
110,000	Toll Brothers, Inc. (a)	2,812,700
44,508	Verde Group Llc (a)	1,468,764
44,508	Verde Realty Master Ltd Ptrshp (a)	1,468,764
		67,548,747
	Total North & South America	161,493,657
	Total Common Stocks	637,378,534
Rights - 0.0%
840,000	Norgani Hotels ASA - Rights	40,181
	Total Rights	40,181
Warrants - 0.0%
375,000	Major Cineplex Group Public Company Limited (a)
	Expiration February 2007
	Exercise Price 13.00 TB
	(Acquired 4/2003 - 5/2003, Cost $0)	33,677
	Total Warrants	33,677

Principal
Amount		Value
Short Term Investments - 0.2%
1,040,000	Alpine Municipal Money Market Fund	$1,040,000
20,121	Fidelity Institutional Government Portfolio	20,121
	Total Short-Term Investments	1,060,121
	Total Investments (Cost $544,757,660) - 99.2%	638,512,513
	Other Assets, less Liabilities - 0.8%	5,211,186
	TOTAL NET ASSETS - 100.0%	$643,723,699

(a)	Non-income producing securities
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
ADR	American Depository Receipt
GDR	Global Depository Receipt
TB	Thai Baht

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

U.S. Real Estate Equity Fund
Cost of investments	$348,960,628
Gross unrealized appreciation	47,731,925
Gross unrealized depreciation	(76,557,580)
Net unrealized depreciation	$(28,825,655)

Realty Income & Growth Fund
Cost of investments	$572,652,292
Gross unrealized appreciation	203,129,611
Gross unrealized depreciation	(18,325,126)
Net unrealized appreciation	$184,804,485

International Real Estate Equity Fund
Cost of investments	$548,250,843
Gross unrealized appreciation	123,974,676
Gross unrealized depreciation	(33,713,006)
Net unrealized appreciation	$90,261,670

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date 9/18/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date 9/18/06

By (Signature and Title)* /s/Sheldon Flamm
Sheldon Flamm, Treasurer

Date 9/18/06

* Print the name and title of each signing officer under his or her signature.